UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-09597
LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2005

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND April 30, 2005

Investments	Shares	Value (000)
COMMON STOCKS 97.86%

Banks: Outside New York City 2.79%
North Fork Bancorp., Inc.	56,900	$1,602
Wachovia Corp.	35,100	1,796
Total		3,398

Beverage: Soft Drinks 3.79%
PepsiCo, Inc.	83,100	4,624

Biotechnology Research & Production 8.78%
Amgen, Inc.*	30,997	1,805
Celgene Corp.*	41,000	1,554
Charles River Laboratories Int’l., Inc.*	53,900	2,553
Genentech, Inc.*	28,000	1,987
Genzyme Corp.*	48,000	2,813
Total		10,712

Communications Technology 1.66%
Juniper Networks, Inc.*	54,500	1,231
QUALCOMM, Inc.	22,750	794
Total		2,025

Computer Services Software & Systems 4.76%
Adobe Systems, Inc.	35,100	2,087
Microsoft Corp.	122,268	3,093
Oracle Corp.*	54,539	631
Total		5,811

Computer Technology 3.46%
Dell, Inc.*	86,767	3,022
Network Appliance, Inc.*	45,100	1,201
Total		4,223

Consumer Electronics 2.22%
Google, Inc. Class A*	4,550	1,001
Yahoo!, Inc.*	49,500	1,708
Total		2,709

Consumer Products 1.20%
Gillette Co.	28,300	1,461

Diversified Financial Services 6.86%
American Express Co.	42,626	2,246
Citigroup, Inc.	53,600	$2,517
Goldman Sachs Group, Inc. (The)	21,900	2,339
Morgan Stanley	23,998	1,263
Total		8,365

Drug & Grocery Store Chains 2.89%
Walgreen Co.	33,500	1,443
Whole Foods Market, Inc.	20,900	2,084
Total		3,527

Drugs & Pharmaceuticals 11.52%
Gilead Sciences, Inc.*	16,000	594
Johnson & Johnson	74,092	5,085
Novartis AG ADR	28,000	1,364
Roche Holdings Ltd. ADR	10,000	603
Sepracor Inc.*	37,900	2,271
Teva Pharmaceutical Finance
Industries Ltd. ADR	49,000	1,531
Wyeth	58,020	2,607
Total		14,055

Electronics: Medical Systems 2.26%
Medtronic, Inc.	52,350	2,759

Electronics: Semi-Conductors/Components 7.54%
Broadcom Corp. Class A*	41,700	1,247
Intel Corp.	194,849	4,583
Marvell Technology Group Ltd.* (a)	71,400	2,391
Texas Instruments, Inc.	39,200	978
Total		9,199

Entertainment 0.53%
Walt Disney Co. (The)	24,700	652

Health & Personal Care 0.79%
WellPoint, Inc.*	7,500	958

Healthcare Management Services 3.31%
UnitedHealth Group, Inc.	42,720	4,037

Hotel/Motel 1.15%
Starwood Hotels & Resorts
Worldwide, Inc.	25,700	1,397

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 4.85%
Halliburton Co.	48,500	$2,017
Schlumberger Ltd.(a)	44,600	3,051
Weatherford Int’l. Ltd.*	16,300	850
Total		5,918

Medical & Dental Instruments & Supplies 2.71%
Alcon, Inc.* (a)	7,000	679
Guidant Corp.	9,300	689
St. Jude Medical, Inc.*	49,800	1,944
Total		3,312

Multi-Sector Companies 5.50%
3M Co.	22,100	1,690
General Electric Co.	138,818	5,025
Total		6,715

Oil: Integrated International 2.16%
Exxon Mobil Corp.	46,200	2,635

Production Technology Equipment 1.02%
KLA-Tencor Corp.	31,800	1,241

Restaurants 2.38%
Darden Restaurants, Inc.	81,000	2,430
Starbucks Corp.*	9,500	470
Total		2,900

Retail 6.35%
Lowe’s Cos., Inc.	46,900	2,444
Nordstrom, Inc.	12,000	610
Target Corp.	68,800	3,193
Wal-Mart Stores, Inc.	31,757	1,497
Total		7,744

Securities Brokerage & Services 1.25%
Lehman Brothers Holdings, Inc.	16,684	1,530

Shoes 1.40%
NIKE, Inc. Class B	22,200	$1,705

Soaps & Household Chemicals 3.99%
Clorox Co. (The)	10,000	633
Colgate-Palmolive Co.	59,700	2,972
Procter & Gamble Co. (The)	23,316	1,263
Total		4,868

Textiles Apparel Manufacturers 0.74%
Coach, Inc.*	33,600	901

Total Common Stocks
(Cost $117,758,452)		119,381

	Principal
	Amount (000)

SHORT-TERM INVESTMENT 1.61%

Repurchase Agreement 1.61%
Repurchase Agreement dated 4/29/2005, 2.22% due 5/2/2005 with State Street Bank & Trust Co. collateralized by $2,025,000 of Federal National Mortgage Assoc. at 2.75% due 2/6/2007; value: $1,999,688; proceeds: $1,957,723 (Cost $1,957,361)	$1,957	1,957

Total Investments in Securities 99.47% (Cost $119,715,813)		121,338
Other Assets in Excess of Liabilities 0.53%		649
Net Assets 100.00%		$121,987

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was organized as a Delaware Business Trust on September 29, 1999.  The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund’s investment objective is to seek long-term capital growth.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of April 30, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$123,950,031
Gross unrealized gain	2,763,713
Gross unrealized loss	(5,375,214)
Net unrealized security loss	$(2,611,501)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:                                  Controls and Procedures.

(a)               Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 22, 2005